Income taxes (Details Narrative) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Taxable income	$ (141)	$ (183,000)	$ (233,000)
Income tax expense			(32,000)
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate, percent	17.00%	17.00%
Taxable income, percent	75.00%	75.00%
Taxable income		$ 10,000
Taxable income exempted from income tax, percent	50.00%	50.00%
Taxable income exempted from income tax		$ 190,000
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate, percent	24.00%	24.00%
Statutory income tax rate, description	the Company has a paid-up capital of MYR 2.5 million or less, and gross income from business of not more than MYR 50 million, the tax rates will be 15% on the first MYR 150,000, 17% on amount between MYR150,001 to MYR600,000, and 24% on amount exceeding MYR 600,000.	the Company has a paid-up capital of MYR 2.5 million or less, and gross income from business of not more than MYR 50 million, the tax rates will be 15% on the first MYR 150,000, 17% on amount between MYR150,001 to MYR600,000, and 24% on amount exceeding MYR 600,000.
Income tax expense			$ 32,000